Condensed Statements of Changes in Stockholder’s Deficit (Unaudited) (Parentheticals) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021
Statement of Stockholders' Equity [Abstract]
Sale of private placement units	$ 520,000	$ 520,000